LOANS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
SCHEDULE OF LOANS PAYABLE

	December 31, 2023	December 31, 2022
Opening balance	$86,571	$93,317
Issuance of loans payable	-	-
Fair value adjustment	-	(4,891)
Repayment of loans payable	(6,747)	(6,746)
Accretion expense	5,234	4,891
Ending balance	$85,058	$86,571

SCHEDULE OF LOANS

	Start Date	Maturity Date	Rate	Carrying Value December 31, 2023	Carrying Value December 31, 2022
CEBA	2020-05-19	2024-03-28	0%	$40,000	$37,383
CEBA	2021-04-23	2024-03-28	0%	40,000	37,383
Vehicle loan	2019-08-30	2024-09-11	6.99%	5,058	11,805
Total				$85,058	$86,571